PRIVATE PLACEMENT (Details) - USD ($)				9 Months Ended
	Nov. 12, 2021	Nov. 11, 2021	Nov. 08, 2021	Sep. 30, 2022	Dec. 31, 2021
PRIVATE PLACEMENT
Underwriting fees				$ 1,955,000	$ 1,955,000
Months to complete acquisition				12 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued			557,000
Price of warrants			$ 10.00
Aggregate purchase price	$ 5,570,000	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants			1,890,000
Underwriting fees			$ 0
Months to complete acquisition				12 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%